Loans Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Loan Contract	Dec. 31, 2011 Loan Contract	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 822,000	$ 5,758,000
Loan impairment valuation	3,368,000	10,195,000	7,176,000	11,599,000
Investment in impaired loans with an allowance recorded investment	3,735,000	24,223,000
Related Allowance	0	0
With an allowance recorded, average recorded investment	13,978,000	31,611,000
Interest on impaired loans	1,700,000	4,900,000
Number of loans receivable originated	0	58
Loans principal balance	5,255,000	31,264,000	76,939,000
Loan impairment charges	947,000	1,900,000
Number of loans	22
Average loan daily balance	181,000
Proceeds from loans principal balance	(17,116,000)	(55,277,000)
Proceeds from loan origination fees		18,385,000
Number of policies owned fair value of investments	214	190
Retail non-seminar business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Premium Finance Loans	114
Number of policies owned fair value of investments	12
Trusts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan impairment charges	101,000
Number of loans paid off	2
Proceeds from loans payoff	1,000,000
Proceeds from loans principal balance	686,000
Proceeds from loans interest accrued	280,000
Proceeds from loan origination fees	262,000
Gain on loans transactions	96,000
Accrued and Unpaid Interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	727,000	5,300,000
Loan impairment valuation	947,000	1,900,000
Loan Origination
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans principal balance	0	18,300,000
Loan Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan impairment charges	4,900,000	4,600,000
Average interest rate	12.98%
Number of loans paid off	85	79
Proceeds from loans payoff	25,600,000	24,000,000
Proceeds from loans principal balance	16,700,000	15,600,000
Proceeds from loans interest accrued	6,500,000	6,000,000
Proceeds from loan origination fees	7,100,000	6,600,000
Gain on loans transactions	$ 29,000	$ 14,000
Loan Portfolio | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan maturity period	2 years
Loan Portfolio | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan maturity period	4 years